UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07490

Nuveen Virginia Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NPV
Nuveen Virginia Quality Municipal Income Fund
Portfolio of Investments    August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 157.1% (100.0% of Total Investments)
	Consumer Staples – 6.4% (4.1% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 560	5.250%, 6/01/32	10/18 at 100.00	N/R	$560,005
700	5.625%, 6/01/47	10/18 at 100.00	N/R	693,840
8,135	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	11/18 at 100.00	B-	8,135,163
6,645	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/21 at 100.00	B-	6,712,447
120	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	11/18 at 100.00	A3	120,217
16,160	Total Consumer Staples			16,221,672
	Education and Civic Organizations – 13.7% (8.7% of Total Investments)
1,615	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2012, 3.750%, 1/01/30	1/22 at 100.00	A1	1,644,264
	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2017:
1,105	4.000%, 1/01/37	1/27 at 100.00	A1	1,143,741
565	4.000%, 1/01/40	1/27 at 100.00	A1	582,334
580	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26	11/18 at 100.00	B+	562,908
1,455	Industrial Development Authority of the City of Lexington, Virginia, Washington and Lee University, Educational Facility Revenue Bonds, Refunding Series 2018A, 5.000%, 1/01/48	1/28 at 100.00	AA	1,673,454
1,600	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Refunding Series 2016A, 3.000%, 10/01/46	10/25 at 100.00	Aa1	1,447,040
500	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/37	6/27 at 100.00	Aa2	521,340
750	Roanoke Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	BBB+	821,610
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45	4/25 at 100.00	AAA	2,831,225
	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017A:
1,945	5.000%, 4/01/39	4/27 at 100.00	AAA	2,249,801
9,000	5.000%, 4/01/42 (UB) (4)	4/27 at 100.00	AAA	10,373,490

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	$1,040,950
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
1,500	5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	1,577,730
4,000	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	4,163,800
1,725	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.375%, 1/01/21	No Opt. Call	AA	1,808,369
1,460	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2015A, 5.000%, 1/01/40	1/25 at 100.00	AA	1,637,682
500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke College, Series 2011, 5.750%, 4/01/41	4/20 at 100.00	BBB+	526,000
31,800	Total Education and Civic Organizations			34,605,738
	Health Care – 20.3% (12.9% of Total Investments)
5,000	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31	7/20 at 100.00	AA-	5,225,700
2,145	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured	11/20 at 100.00	AA	2,271,169
3,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/40	1/23 at 100.00	BBB+	3,611,250
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2012A, 5.000%, 5/15/40	5/22 at 100.00	AA+	1,089,140
4,950	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	5,450,346
2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/23	No Opt. Call	A-	2,794,550
795	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured	No Opt. Call	A	843,431
3,500	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2015A, 5.330%, 7/01/45, 144A	7/25 at 100.00	N/R	3,683,505
155	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A, 5.000%, 1/01/31	1/27 at 100.00	A	176,207
2,000	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Central Health Obligated Group, Refunding Series 2017A, 5.000%, 1/01/47	1/27 at 100.00	A	2,222,500
1,000	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48	11/28 at 100.00	AA	1,026,870
3,155	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 5.000%, 11/01/46	11/22 at 100.00	AA-	3,366,606

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
$ 1,000	5.000%, 6/15/32	6/26 at 100.00	A-	$1,114,280
1,440	5.000%, 6/15/35	6/26 at 100.00	A-	1,591,056
1,360	4.000%, 6/15/37	6/26 at 100.00	A-	1,362,639
3,200	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2017B, 5.000%, 7/01/46	7/27 at 100.00	AA-	3,600,256
2,975	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	3,120,537
2,335	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44	1/24 at 100.00	A+	2,521,286
	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015:
1,500	5.000%, 1/01/33	1/26 at 100.00	A+	1,677,015
1,000	5.000%, 1/01/35	1/26 at 100.00	A+	1,113,860
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,060,100
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,329,307
47,600	Total Health Care			51,251,610
	Housing/Multifamily – 5.5% (3.5% of Total Investments)
785	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Alternative Minimum Tax) (Mandatory Put 11/01/19)	12/18 at 100.00	AA	787,316
1,000	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	1,020,290
400	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	410,208
530	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	546,313
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2012A, 3.625%, 3/01/32	3/21 at 100.00	AA+	1,013,680
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,000	3.500%, 3/01/35	3/24 at 100.00	AA+	1,000,490
1,000	3.625%, 3/01/39	3/24 at 100.00	AA+	1,003,210
900	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C, 4.000%, 8/01/45	8/24 at 100.00	AA+	919,935
2,750	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E, 3.750%, 12/01/40	12/24 at 100.00	AA+	2,808,245
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B, 3.350%, 5/01/36	5/25 at 100.00	AA+	1,484,160
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2017A, 3.875%, 3/01/47	3/26 at 100.00	AA+	1,506,300

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 1,350	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	4/20 at 100.00	AA+	$ 1,376,730
13,715	Total Housing/Multifamily			13,876,877
	Housing/Single Family – 2.6% (1.6% of Total Investments)
2,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-5, 4.550%, 7/01/31	10/22 at 100.00	AAA	2,674,200
	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-8:
715	4.400%, 10/01/31	10/22 at 100.00	AAA	748,054
3,000	4.750%, 10/01/38	10/22 at 100.00	AAA	3,151,560
6,215	Total Housing/Single Family			6,573,814
	Long-Term Care – 7.0% (4.5% of Total Investments)
900	Alexandria Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House Incorporated, Series 2015, 5.000%, 10/01/45	10/25 at 100.00	BBB+	989,820
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2016A:
1,965	5.000%, 10/01/36	10/24 at 102.00	BBB+	2,180,777
1,100	5.000%, 10/01/42	10/24 at 102.00	BBB+	1,215,654
700	4.000%, 10/01/42	10/24 at 102.00	BBB+	708,666
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A, 5.000%, 12/01/42	12/23 at 100.00	BBB+	1,060,360
875	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2015, 4.000%, 10/01/35	10/20 at 100.00	BBB+	883,304
	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2016:
1,000	4.000%, 1/01/37	1/25 at 102.00	BBB-	1,016,970
150	3.375%, 1/01/37	1/25 at 102.00	BBB-	141,445
1,000	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2017A, 5.000%, 1/01/42	1/23 at 103.00	BBB-	1,077,040
	Prince William County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016:
670	5.000%, 1/01/37	1/25 at 102.00	BBB	717,972
2,000	5.000%, 1/01/46	1/25 at 102.00	BBB	2,125,720
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 4.625%, 12/01/27	12/22 at 100.00	N/R	1,012,800
1,500	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39	11/18 at 100.00	N/R	1,501,755

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church Homes and Services Obligated Group, Refunding Series 2016:
$ 1,000	5.000%, 9/01/26	9/24 at 102.00	N/R	$1,088,700
1,920	5.000%, 9/01/31	9/24 at 102.00	N/R	2,063,366
16,780	Total Long-Term Care			17,784,349
	Tax Obligation/General – 3.0% (1.9% of Total Investments)
2,035	Arlington County, Virginia, General Obligation Bonds, Refunding Series 2014B, 5.000%, 8/15/22	No Opt. Call	AAA	2,271,162
830	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa1	877,908
2,000	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2017A, 5.000%, 10/01/19	No Opt. Call	AAA	2,071,760
1,630	Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C, 5.000%, 9/01/30	3/27 at 100.00	AA+	1,919,472
380	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D, 5.000%, 3/01/33	No Opt. Call	AA+	471,306
6,875	Total Tax Obligation/General			7,611,608
	Tax Obligation/Limited – 29.1% (18.5% of Total Investments)
	Arlington County Industrial Development Authority, Virginia, Revenue Bonds, Refunding County Projects, Series 2017:
1,485	5.000%, 2/15/34	8/27 at 100.00	Aa1	1,717,714
1,730	5.000%, 2/15/35	8/27 at 100.00	Aa1	1,995,243
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
415	5.250%, 7/15/25 – ACA Insured	11/18 at 100.00	N/R	410,377
520	5.500%, 7/15/35 – ACA Insured	11/18 at 100.00	N/R	488,467
600	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26	3/22 at 100.00	N/R	600,768
100	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	102,013
1,000	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34	10/27 at 100.00	AA+	1,163,840
1,500	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/42	4/27 at 100.00	AA+	1,710,645
4,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/34	11/25 at 100.00	A	4,402,520
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	A	1,074,417
500	5.250%, 1/01/36	1/22 at 100.00	A	529,285
925	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Refunding Series 2015, 5.000%, 6/15/19	No Opt. Call	AA-	949,263

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/34	12/26 at 100.00	BBB+	$1,105,750
	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A:
4,000	5.000%, 7/01/48 (UB) (4)	1/28 at 100.00	AA+	4,614,560
2,000	5.000%, 7/01/52	1/28 at 100.00	AA+	2,300,280
13,000	5.000%, 7/01/52 (UB) (4)	1/28 at 100.00	AA+	14,951,820
1,000	5.500%, 7/01/57	1/28 at 100.00	AA+	1,189,400
960	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	972,192
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
360	4.500%, 9/01/28, 144A	9/27 at 100.00	N/R	381,550
500	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	529,690
645	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	C	727,257
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 0.000%, 7/01/28 – AMBAC Insured	No Opt. Call	C	3,471,890
5,085	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	C	2,848,007
3,535	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Baa2	1,095,143
760	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC, 5.500%, 7/01/28 – NPFG Insured	No Opt. Call	Baa2	838,166
1,500	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,575,735
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,367,053
1,600	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,691,456
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	2,114,400
1,725	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,854,237
3,500	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30	9/26 at 100.00	AA+	4,096,750
1,100	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2012A, 5.000%, 8/01/24	8/22 at 100.00	AA+	1,219,867
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2015A, 5.000%, 8/01/26	8/25 at 100.00	AA+	2,331,820
1,530	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42	11/22 at 100.00	AAA	1,686,397
95	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/19	11/18 at 100.00	AA	95,232

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 120	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	$140,814
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2012, 4.000%, 5/15/37	5/22 at 100.00	AA+	1,034,340
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2017, 4.000%, 5/15/42	5/27 at 100.00	AA+	1,045,560
1,835	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/36	12/26 at 100.00	Aa2	2,076,724
73,760	Total Tax Obligation/Limited			73,500,642
	Transportation – 38.2% (24.3% of Total Investments)
	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2016A:
775	5.000%, 7/01/32	7/26 at 100.00	A2	875,975
375	4.000%, 7/01/34	7/26 at 100.00	A2	393,218
400	4.000%, 7/01/35	7/26 at 100.00	A2	418,588
250	4.000%, 7/01/38	7/26 at 100.00	A2	260,568
	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016:
1,705	5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,929,685
8,320	5.000%, 7/01/46	7/26 at 100.00	BBB	9,239,277
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B:
2,000	0.000%, 7/15/32 (5)	7/28 at 100.00	BBB	1,759,540
4,125	0.000%, 7/15/40 (5)	7/28 at 100.00	BBB	3,562,391
1,000	0.000%, 7/15/40 – AGM Insured (5)	7/28 at 100.00	AA	864,410
3,800	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	4,015,916
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
4,000	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	3,027,680
11,825	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	6,246,911
1,135	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	545,072
5,010	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA	2,073,789
6,700	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44 (5)	10/28 at 100.00	BBB+	8,499,887
750	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2010B, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/20 at 100.00	AA-	791,677

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2010A:
$ 3,400	5.000%, 10/01/30	10/20 at 100.00	AA-	$3,608,114
420	5.000%, 10/01/35	10/20 at 100.00	AA-	444,830
7,300	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/35 (Alternative Minimum Tax)	10/26 at 100.00	AA-	8,217,026
	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2017:
375	5.000%, 10/01/34 (Alternative Minimum Tax)	10/27 at 100.00	AA-	427,778
2,000	5.000%, 10/01/42 (Alternative Minimum Tax)	10/27 at 100.00	AA-	2,247,960
3,345	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/37 (Alternative Minimum Tax)	10/28 at 100.00	AA-	3,819,622
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
150	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	157,728
595	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	621,275
2,460	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	2,614,168
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
3,975	5.000%, 12/31/49 (Alternative Minimum Tax)	6/27 at 100.00	BBB	4,335,612
4,500	5.000%, 12/31/56 (Alternative Minimum Tax)	6/27 at 100.00	BBB	4,887,180
2,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB	2,637,425
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
750	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	807,105
5,025	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	5,550,012
5,700	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	6,167,457
735	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%, 7/01/34	7/27 at 100.00	AA-	854,357
4,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B, 5.000%, 7/01/36	7/27 at 100.00	AA-	4,619,240
99,400	Total Transportation			96,521,473
	U.S. Guaranteed – 19.9% (12.7% of Total Investments) (6)
610	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25 (Pre-refunded 7/15/20)	7/20 at 100.00	N/R	645,557
1,750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA	1,922,270
630	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM Insured (ETM)	No Opt. Call	AA	663,503

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 1,030	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Bonds, Refunding Series 1998, 5.500%, 7/01/25 – NPFG Insured (ETM)	No Opt. Call	Baa2	$1,208,417
4,150	Fairfax County Economic Development Authority, Virginia, Transportation District Improvement Revenue Bonds, Silver Line Phase 1 Project, Series 2011, 5.000%, 4/01/27 (Pre-refunded 4/01/20)	4/20 at 100.00	Aaa	4,364,181
715	Fairfax County Industrial Development Authority, Virginia, Health Care Revenue Bonds, Inova Health System Project, Series 2009A, 5.500%, 5/15/35 (Pre-refunded 5/15/19)	5/19 at 100.00	AA+	734,112
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Tender Option Bond Trust 2016-XG0021:
1,170	11.811%, 5/15/35 (Pre-refunded 5/15/19), 144A (IF)	5/19 at 100.00	N/R	1,263,191
2,170	11.811%, 5/15/35 (Pre-refunded 5/15/19), 144A (IF)	5/19 at 100.00	AA+	2,342,841
1,100	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+	1,149,038
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2012A:
1,295	5.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,390,649
5,205	5.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	AA+	5,589,441
1,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, VMI Development Board Project, Series 2006C, 5.000%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R	1,024,330
1,200	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2009C, 5.000%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	AA-	1,203,036
	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D:
5,900	5.000%, 7/15/34 (Pre-refunded 7/15/20)	7/20 at 100.00	N/R	6,249,516
150	5.000%, 7/15/34 (Pre-refunded 7/15/20)	7/20 at 100.00	AA	159,027
1,630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	A+	1,780,547
710	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/22 – AGM Insured (ETM)	No Opt. Call	A2	788,945
1,000	Richmond, Virginia, General Obligation Bonds, Public Improvement Series 2009A, 5.000%, 7/15/22 (Pre-refunded 7/15/19)	7/19 at 100.00	AA+	1,028,940
1,820	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009A, 5.000%, 2/01/22 (Pre-refunded 2/01/19)	2/19 at 100.00	AA+	1,845,480
1,200	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2011A, 4.000%, 2/01/29 (Pre-refunded 2/01/21)	2/21 at 100.00	AA+	1,263,600
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Tender Option Bond Trust 2016-XL0011, 10.581%, 2/01/27 (Pre-refunded 2/01/19), 144A (IF) (4)	2/19 at 100.00	AA+	1,734,997
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Tender Option Bond Trust 2016-XL0013, 10.581%, 2/01/28 (Pre-refunded 2/01/19), 144A (IF) (4)	2/19 at 100.00	AA+	1,734,997
3,195	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/40 (Pre-refunded 7/01/19)	7/19 at 100.00	A	3,280,658
3,730	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	4,183,493

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 1,620	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health System Obligated Group, Series 2009E, 5.625%, 1/01/44 (Pre-refunded 1/01/19)	1/19 at 100.00	A+	$1,640,768
1,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39 (Pre-refunded 4/15/20)	4/20 at 100.00	AA	1,083,169
47,330	Total U.S. Guaranteed			50,274,703
	Utilities – 6.4% (4.1% of Total Investments)
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22) (7)	No Opt. Call	N/R	1,930,000
	Guam Power Authority, Revenue Bonds, Series 2012A:
1,500	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,639,440
495	5.000%, 10/01/34	10/22 at 100.00	BBB	521,210
395	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory Put 10/01/19)	No Opt. Call	BBB	394,206
	Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A:
5,000	5.000%, 1/15/33	1/26 at 100.00	AA	5,741,300
1,000	5.000%, 1/15/35	1/26 at 100.00	AA	1,141,110
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/24	11/18 at 100.00	CCC	680,725
900	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Alternative Minimum Tax) (Mandatory Put 7/01/38) , 144A	7/23 at 100.00	B	928,305
3,250	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33 (Mandatory Put 5/16/19)	No Opt. Call	A2	3,246,035
15,270	Total Utilities			16,222,331
	Water and Sewer – 5.0% (3.2% of Total Investments)
810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	879,773
1,675	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,825,197
2,425	Henrico County, Virginia, Water and Sewer System Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/42	5/26 at 100.00	AAA	2,761,566
3,000	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA	3,072,300
3,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	3,445,740

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,000	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Goochland County - Tuckahoe Creek Service District Project, Series 2012, 0.000%, 11/01/34	11/22 at 63.13	AA	$ 549,450
11,910	Total Water and Sewer			12,534,026
$ 386,815	Total Long-Term Investments (cost $381,418,522)			396,978,843
	Floating Rate Obligations – (8.1)%			(20,350,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (50.5)% (8)			(127,621,636)
	Other Assets Less Liabilities – 1.5%			3,653,362
	Net Asset Applicable to Common Shares – 100%			$ 252,660,569
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$396,978,843	$ —	$396,978,843
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of August 31, 2018.
Tax cost of investments	$360,919,199
Gross unrealized:
Appreciation	$ 17,336,734
Depreciation	(1,627,027)
Net unrealized appreciation (depreciation) of investments	$ 15,709,707

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 32.1%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Virginia Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: October 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: October 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2018